Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of composition of lease expense

	Year Ended December 31,
	2020	2021	2022

	(in thousands)
Operating lease expense	$53,507	$62,772	$82,901
Variable lease expense	2,062	3,797	1,555

Schedule of maturities of operating liabilities

Operating leases
(in thousands)
Year ending December 31, 2023	$87,822
Year ending December 31, 2024	62,361
Year ending December 31, 2025	49,777
Year ending December 31, 2026	41,455
Year ending December 31, 2027	27,901
Thereafter	64,274
Total minimum lease payments	333,590
Less: interest expense	(51,132)
Present value of lease obligations	282,458
Less: current lease obligations	(74,299)
Long-term lease obligations	$208,159

Schedule of future minimum lease payments under non-cancellable leases

Years ending December 31,	Amount
(in thousands)
2022	$69,329
2023	58,744
2024	37,850
2025	28,203
2026	20,345
Thereafter	25,716
Total	$240,187

Summary of additional lease obligation and supplemental cash flow information

The following table presents additional information about our lease obligations as of December 31, 2022:

As of December 31, 2022
Weighted-average remaining lease term (in years):
Operating leases	5.6

Weighted-average discount rate:
Operating leases	5.13%